Investment Objectives and Goals - Changing Parameters Fund	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return.